Account Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for doubtful accounts	$ (1,653)	$ (4,219)	$ (2,320)	$ (423)
Total accounts receivable	202,202	152,663
Billed accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	52,334	52,119
Unbilled accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 151,521	$ 104,763